5. Capitalized Software Development Costs: Schedule of Research and Development Assets Acquired Other than Through Business Combination (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Capitalized software development costs, net	$ 383,768	$ 383,227